Advances and Other Borrowings - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Borrowed funds	$ 321,700	$ 249,000	$ 343,100	$ 275,000
Outstanding amount for short-term debt	358,100	257,200	269,500
Unused funds for short-term debt	809,100	959,000
Securities and loans pledged	$ 620,700	$ 782,900	$ 698,100
Minimum
Short-Term Debt [Line Items]
Interest rate for short-term debt	4.38%	4.38%	4.13%
Maximum
Short-Term Debt [Line Items]
Interest rate for short-term debt	4.88%	5.20%	4.57%